December 29, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	PayPal Funds (the “Registrant”)
PayPal Money Market Fund (the “Fund”)
File Nos. 333-80205 and 811-09381

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, and on behalf of the Registrant, please find attached for filing definitive proxy materials comprising a Schedule 14A Information Sheet, Chairman of the Board’s letter, Notice of Special Meeting, Proxy Statement, and Form of Proxy Card, filed as definitive additional materials.  No filing fee is required for the attached materials.  Proxy materials will be mailed to shareholders of the Fund, series of the Registrant, on or about January 3, 2011 in connection with a special meeting scheduled to be held on February 24, 2011.

On August 4, 2010, Larry L. Greene of the Securities and Exchange Commission (the “Commission”) provided oral comments of the Commission’s staff to David A. Hearth of Paul, Hastings, Janofsky & Walker LLP with respect to the Registrant’s preliminary proxy solicitation materials filed with the Commission on July 30, 2010.  The Registrant’s responses to the staff comments are also filed herewith, in form of a comment response letter, as correspondence.

Please contact David A. Hearth at (415) 856-7007 for questions or comments regarding this filing.

Very truly yours,

/s/Odeh Stevens
Odeh Stevens